Consolidated shareholders’ equity (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Treasury Shares Held	Treasury shares held by Sanofi are as follows:

	Number of shares (million)	% of share capital for the period
December 31, 2025	11.96	0.981%
December 31, 2024	9.53	0.755%
December 31, 2023	13.45	1.063%
January 1, 2023	8.20	0.650%

Summary of Movements Share Capital	Movements in the share capital of the Sanofi parent company over the last three years are set forth below:

Date	Transaction	Number of shares
December 31, 2022		1,260,835,732
During 2023	Capital increase by exercise of stock subscription options(a)	504,956
During 2023	Capital increase by issuance of restricted shares(b)	1,330,558
Board meeting of July 27, 2023	Capital increase reserved for employees	2,128,723
December 31, 2023		1,264,799,969
During 2024	Capital increase by exercise of stock subscription options(a)	398,569
During 2024	Capital increase by issuance of restricted shares(b)	1,479,787
Board meeting of July 24, 2024	Capital increase reserved for employees	2,244,396
Board meeting of December 4, 2024	Reduction in share capital by cancellation of treasury shares	(5,800,000)
December 31, 2024		1,263,122,721
During 2025	Capital increase by exercise of stock subscription options(a)	171,150
During 2025	Capital increase by issuance of restricted shares(b)	1,601,921
Board meeting of March 13, 2025	Reduction in share capital by cancellation of treasury shares	(29,556,650)
Board meeting of April 23, 2025	Reduction in share capital by cancellation of treasury shares	(7,506,793)
Board meeting of July 30, 2025	Reduction in share capital by cancellation of treasury shares	(2,664,871)
Board meeting of July 30, 2025	Capital increase reserved for employees	2,377,570
Board meeting of December 10, 2025	Reduction in share capital by cancellation of treasury shares	(8,042,896)
December 31, 2025		1,219,502,152
(a)Shares issued on exercise of Sanofi stock subscription options.
(b)Shares vesting under restricted share plans and issued in the period.

Principal Characteristics of Restricted Share Plans	Restricted share plans are accounted for in accordance with the policies described in Note B.24.3. The principal characteristics of those plans are as follows:

	2025		2024		2023
Type of plan	Performance share plans	Performance share plans	Performance share plans	Performance share plans	Performance share plans	Performance share plans
Date of Board meeting approving the plan	April 30, 2025	October 23, 2025	April 30, 2024	December 4, 2024	May 25, 2023	December 13, 2023
Service period	3 years	3 years	3 years	3 years	3 years	3 years
Total number of shares awarded(a)	4,021,370	115,124	4,505,145	97,100	3,838,434	65,129
Of which with no market condition	2,599,478	7,833	2,888,502	6,649	2,425,047	944
Fair value per share awarded(b)	€83.94	€74.47	€81.84	€79.51	€87.69	€77.42
Of which with market condition	1,421,892	107,291	1,616,643	90,451	1,413,387	64,185
Fair value per share awarded other than to the Chief Executive Officer(c)	€79.25	€68.77	€72.79	€75.11	€83.74	€74.50
Fair value per share awarded other than to the Chief Executive Officer – additional shares(d)	—	—	€13.50	€32.09	€43.60	€34.90
Fair value per share awarded to the Chief Executive Officer(c)	€75.10	—	€72.38	—	€82.17	—
Fair value of plan at the date of grant (€ million)	331	8	346	7	326	5
(a)Includes shares awarded in an additional tranche subject to a higher level of market conditions: 139,665 additional shares awarded in April 2024 and
8,229 awarded in December 2024 (versus 121,097 awarded in May 2023 and 5,838 awarded in December 2023).
(b) Market price of Sanofi shares at the date of grant, adjusted for dividends expected during the vesting period.
(c)Weighting between (i) fair value determined using the Monte-Carlo model and (ii) market price of Sanofi shares at the date of grant, adjusted for dividends expected during the vesting period.
(d)Additional tranche subject to a higher level of market conditions: 139,665 additional shares awarded in April 2024 and 8,229 awarded in
December 2024 (versus 121,097 awarded in May 2023 and 5,838 awarded in December 2023).

Summary of Number of Restricted Shares Not Yet Fully Vested	The total expense recognized for all restricted share plans, and the number of restricted shares not yet fully vested, are shown in the table below:

	2025	2024(a)	2023(a)
Total expense for restricted share plans (€ million)	288	260	231
Number of shares not yet fully vested as of December 31	11,296,275	10,914,134	9,773,084
Under 2025 plans	4,030,212	—	—
Under 2024 plans	4,017,627	4,454,299	—
Under 2023 plans	3,248,436	3,501,088	3,780,513
Under 2022 plans	—	2,958,747	3,099,158
Under 2021 plans	—	—	2,893,413
(a)Includes shares awarded in an additional tranche subject to a higher level of market conditions: 147,894 additional shares awarded in 2024, and
126,935 awarded in 2023.

Summary of Characteristics of Employee Share Ownership Plans Awarded	The characteristics of the employee share ownership plans awarded in the form of a capital increase reserved for employees in 2025, 2024 and 2023 are summarized in the table below:

	2025	2024	2023
Date of Board meeting approving the plan	January 29, 2025	January 31, 2024	February 2, 2023
Subscription price (€)(a)	72.97	72.87	79.58
Subscription period	June 10-30, 2025	June 4-24, 2024	June 5-23, 2023
Number of shares subscribed	2,260,776	2,124,445	2,009,306
Number of shares issued immediately as employer’s contribution	116,794	119,951	119,417
(a)Subscription price representing 80% of the average of the opening quoted market prices of Sanofi shares during the 20 trading days preceding June 4,
2025, May 30, 2024 and May 31, 2023, respectively.

Summary of Expenses	The table below sets forth the expense recognized for each plan:

(€ million)	2025	2024	2023
Expense recognized	31	45	52
of which employer’s contribution	10	11	12

Summary of Repurchases program	The following repurchases have been made under those programs:

(in number of shares and € million) Year of authorization	2025		2024		2023
	Number of shares	Value	Number of shares	Value	Number of shares	Value
2025 program	12,892,934	1,103	—	—	—	—
2024 program	38,487,994	3,912	—	—	—	—
2023 program	—	—	3,215,460	302	2,584,540	230
2022 program	—	—	—	—	4,000,204	363

Summary of Currency Translation Differences	Currency translation differences comprise the following:

(€ million)	2025	2024	2023
Attributable to equity holders of Sanofi	(2,415)	2,408	(31)
Attributable to non-controlling interests	(61)	(17)	(37)
Total	(2,476)	2,391	(68)

Summary of Movements within Other Comprehensive Income	Movements within other comprehensive income are shown below:

(€ million)	2025	2024	2023
Actuarial gains/(losses):
•Actuarial gains/(losses) excluding investments accounted for using the equity method (see Note D.19.1.)	150	13	(171)
•Actuarial gains/(losses) of investments accounted for using the equity method, net of taxes	9	(2)	—
•Tax effects	(50)	(27)	18
Equity instruments included in financial assets and financial liabilities:
•Change in fair value (excluding investments accounted for using the equity method)	155	(21)	97
•Change in fair value (investments accounted for using the equity method, net of taxes)	—	—	—
•Equity risk hedging instruments designated as fair value hedges	—	—	—
•Tax effects	(92)	9	(21)
Items not subsequently reclassifiable to profit or loss (a)	172	(28)	(77)
Debt instruments included in financial assets:
•Change in fair value (excluding investments accounted for using the equity method)(b)	11	5	21
•Tax effects	(1)	—	(4)
Cash flow and fair value hedges:
•Change in fair value (excluding investments accounted for using the equity method)(c)	(5)	(3)	1
•Change in fair value (investments accounted for using the equity method, net of taxes)	—	(3)	(2)
▪Tax effects	1	2	—
Change in currency translation differences:
•Currency translation differences on foreign subsidiaries (excluding investments accounted for using the equity method)(d)	(5,095)	2,560	(1,551)
•Currency translation differences (investments accounted for using the equity method)(d)	(12)	3	3
•Hedges of net investments in foreign operations(d)	326	(121)	8
•Tax effects	(86)	17	(2)
Items subsequently reclassifiable to profit or loss(e)	(4,861)	2,460	(1,526)
(a)Items not subsequently reclassifiable to profit or loss and attributable to Opella: €(7) million in 2025, €(1) million in 2024, and an immaterial amount in
2023.
(b)Amounts reclassified to profit or loss: immaterial over all periods.
(c)Amounts reclassified to profit or loss: €(1) million in 2025, €1 million in 2024 and €1 million in 2023.
(d)Amounts reclassified to profit or loss: €462 million in 2025 (including €462 million relating to the deconsolidation of Opella, see Note D.1.), €5 million in
2024 and €(56) million in 2023. Currency translation differences arise from the translation into euros of the financial statements of foreign subsidiaries, and are mainly due to the depreciation of the dollar against the euro.
(e)Items subsequently reclassifiable to profit or loss and attributable to Opella (currency translation differences): €359 million in 2025, €(28) million in 2024,
€(78) million in 2023.

Disclosure of Stock Subscription Option Plan Outstanding and Option Exercised	The table shows all Sanofi stock subscription option plans still outstanding or under which options were exercised in the year ended December 31, 2025:

Source	Date of grant	Number of options granted	Start date of exercise period	Expiry date	Exercise price (€)	Number of options outstanding as of 12/31/2025
Sanofi	06/24/2015	435,000	06/25/2019	06/24/2025	89.38	—
Sanofi	05/04/2016	402,750	05/05/2020	05/04/2026	75.90	85,850
Sanofi	05/10/2017	378,040	05/11/2021	05/10/2027	88.97	257,010
Sanofi	05/02/2018	220,000	05/03/2022	05/02/2028	65.84	168,784
Sanofi	04/30/2019	220,000	05/01/2023	04/30/2029	76.71	213,400
Total						725,044

Summary of Stock Options Outstanding at Each Balance Sheet Date	A summary of stock options outstanding at each balance sheet date, and of movements during the relevant periods, is presented below:

	Number of options	Weighted average exercise price per share (€)	Total (€ million)
Options outstanding at January 1, 2023	1,837,969	78.64	144
Options exercisable	1,624,569	78.89	128
Options exercised	(504,956)	73.65	(37)
Options outstanding at December 31, 2023	1,333,013	80.53	107
Options exercisable	1,333,013	80.53	107
Options exercised	(398,569)	81.38	(32)
Options outstanding at December 31, 2024	934,444	80.16	75
Options exercisable	934,444	80.16	75
Options exercised	(171,150)	85.43	(15)
Options forfeited	(38,250)	89.38	(3)
Options outstanding at December 31, 2025	725,044	78.43	57
Options exercisable	725,044	78.43	57

Summary of Options Outstanding and Exercisable	The table below provides summary information about options outstanding and exercisable as of December 31, 2025:

	Outstanding			Exercisable
Range of exercise prices per share	Number of options	Weighted average residual life (years)	Weighted average exercise price per share (€)	Number of options	Weighted average exercise price per share (€)
From €60.00 to €70.00 per share	168,784	2.34	65.84	168,784	65.84
From €70.00 to €80.00 per share	299,250	2.47	76.48	299,250	76.48
From €80.00 to €90.00 per share	257,010	1.36	88.97	257,010	88.97
Total	725,044			725,044

Summary of Number of Shares Used to Compute Diluted Earnings Per Share

(million)	2025	2024	2023
Average number of shares outstanding	1,220.4	1,251.4	1,251.7
Adjustment for stock options with dilutive effect	0.1	0.1	0.2
Adjustment for restricted shares	5.1	4.6	4.5
Average number of shares used to compute diluted earnings per share	1,225.6	1,256.1	1,256.4